Loans	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Loans

NOTE 4 - LOANS

Loans at year-end were as follows:

	2018	2017
Commercial and Agriculture	$177,101	$152,473
Commercial Real Estate - owner occupied	210,121	164,099
Commercial Real Estate - non-owner occupied	523,598	425,623
Residential Real Estate	457,850	268,735
Real Estate Construction	135,195	97,531
Farm Real Estate	38,513	39,461
Consumer and Other	19,563	16,739
Total Loans	1,561,941	1,164,661
Allowance for loan losses	(13,679)	(13,134)
Net loans	$1,548,262	$1,151,527

Included in total loans above are deferred loan fees of $389 and $223 at December 31, 2018 and 2017, respectively.

NOTE 4 – LOANS (Continued)

Loans to principal officers, directors, and their affiliates at year-end 2018 and 2017 were as follows:

	2018	2017
Balance - Beginning of year	$14,002	$14,389
New loans and advances	3,308	2,344
Repayments	(2,324)	(1,256)
Effect of changes to related parties	(6,264)	(1,475)
Balance - End of year	$8,722	$14,002